Investment Objectives and Goals - NYLIM MacKay Muni High Income ETF	Sep. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	NYLIM MacKay Muni High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLIM MacKay Muni High Income ETF (the “Fund”) seeks a high level of current income exempt from regular federal income tax.